Related Parties, Summary of Transactions with Related Parties (Details) - MXN ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Capital expenditures and expenses [Abstract]
Construction services, purchases of materials, inventories and property, plant and equipment	[1]	$ 3,077,629	$ 3,511,590	$ 9,138,866	$ 10,964,801
Insurance premiums, fees paid for administrative and operating services, brokerage services and others	[2]	1,553,178	439,703	4,012,212	3,090,824
Rent of towers		412,721	378,000	687,792	680,533
Other services	[3]	(106,054)	437,052	1,388,543	1,109,959
Investments and expenses		4,937,474	4,766,345	15,227,413	15,846,117
Revenue related parties [Abstract]
Service revenues	[4]	286,845	312,389	901,880	839,012
Sales of towers	[5]	42,152	267,547	42,152	523,547
Sales of equipment	[6]	198,292		691,355	867,078
Sales of equipment	[6]		(120,248)
Total revenues		$ 527,289	$ 459,688	1,635,387	2,229,637
Grupo Carso, S.A.B. de CV [Member]
Transactions with related parties [Abstract]
Purchase of network construction services and construction materials				6,955,600	8,856,802
Network maintenance service				16,024	88,889
Seguros Inbursa, S.A. and Finanzas Guardiana Inbursa, S.A. [Member]
Transactions with related parties [Abstract]
Insurance premium				3,319,456	2,792,789
America Movil Peru S.A.C. [Member]
Revenue related parties [Abstract]
Sales of towers				42,152
Telmex [Member]
Revenue related parties [Abstract]
Service revenues				837,705	787,671
Sales of towers					523,547
Sanborns Hermanos, S.A. [Member]
Capital expenditures and expenses [Abstract]
Other services				965,774
Industrial Afiliada, S.A. de C.V. [Member]
Capital expenditures and expenses [Abstract]
Other services					842,838
Cicsa Peru, S.A.C. [Member]
Transactions with related parties [Abstract]
Network maintenance service				306,659	217,804
Seguros Inbursa, S.A. de C.V. [Member]
Revenue related parties [Abstract]
Sales of equipment				$ 323,640	$ 349,461

[1]	In 2025, this amount includes Ps. 6,955,600 (Ps. 8,856,802 in 2024) for network construction services and construction materials purchased from subsidiaries of Grupo Carso, S.A.B. de C.V. (Grupo Carso).
[2]	In 2025, this amount includes Ps. 3,319,456 in 2024 (Ps. 2,792,789 in 2024) for insurance premiums with Seguros Inbursa S.A. and Fianzas Guardiana Inbursa, S.A., which, in turn, places most of such insurance with reinsurers; Ps.16,024. (Ps. 88,889 in 2024) for network maintenance services performed by Grupo Carso subsidiaries.
[3]	In 2025, this amount includes Ps. 965,774 for services provided by Sanborns Hermanos, S.A. and Ps.842,838 in 2024 for services provided by Industrial Afiliada, S.A. de C.V. Additionally, in 2025 this amount includes $306,659 (Ps. 217,804 in 2024) for maintenance services provided by CICSA Peru.
[4]	In 2025 this amount includes Ps. 837,705 (Ps. 787,671 in 2024) of the total income contributed by Telmex for services provided to STM Financial, S.A. DE C.V. and Nacional de Cobre, S.A. de C.V.
[5]	In 2025, this amount includes Ps. 42,152 for sales of towers by America Movil Perú S.A.C. In 2024, this amount includes Ps. 523,547 for sales of towers by Telmex.
[6]	In 2025 this amount includes Ps. 323,640 (Ps. 349,461 in 2024) for sales of equipment by Seguros Inbursa, S.A. de C.V.